Discontinued Operations And Other Dispositions (Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Discontinued Operations And Other Dispositions [Abstract]
Operating revenues	$ 42,726	$ 42,634	$ 37,247
Total operating expenses	29,963	30,905	28,068
Operating income	12,763	11,729	9,179
Estimated loss on disposition	1,254
Other expense, net	2,289	2,026	2,008
Income from discontinued operations before income taxes	9,220	9,703	7,171
Provision for income taxes	10,913	3,925	2,968
(Loss) income from discontinued operations	$ (1,693)	$ 5,778	$ 4,203	$ 4,350	$ 5,127